ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 7, 2018	Kathleen M. Nichols
T +1 617 854 2418
kathleen.nichols@ropesgray.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Impact Shares Trust I (the “Registrant”) (Registration Nos. 333-221764 and 811-23312)

Ladies and Gentlemen:

We are filing the corresponding XBRL Exhibit pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with risk/return summary information from the definitive filing filed pursuant to Rule 497(c) on July 17, 2018.

Please direct any questions or comments regarding this filing to me at 617-854-2418 or Kathleen.Nichols@ropesgray.com. Thank you for your attention in this matter.

Very truly yours,

/s/ Kathleen Nichols
Kathleen Nichols, Esq.

cc:	Ethan Powell

Donald Guiney, Esq.

Brian D. McCabe, Esq.

Sarah H. McLaughlin, Esq.